Other operating expenses - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of other operating expenses [line items]
Contributions to the Single Resolution Fund	€ 308	€ 277
Increase in local bank taxes	8
Local bank taxes		191	€ 183
Goodwill [member]
Disclosure of other operating expenses [line items]
Impairment of an intangible asset		310
Netherlands, Germany, Belgium, Poland, and Spain [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	€ 260	€ 203